SHAREHOLDERS' EQUITY - Schedule of Restricted Stock Units Activity (Details) - 12 months ended Dec. 31, 2025 - Restricted Stock Awards And Restricted Stock Units	$ / shares shares	₪ / shares
Number of RSU
Beginning balance (in shares) | shares	1,787,822
Granted (in shares) | shares	454,536
Vested (in shares) | shares	(655,863)
Forfeited (in shares) | shares	(246,735)
Ending balance (in shares) | shares	1,339,760
Weighted average grant date fair value per share
Beginning balance (in usd per share) | $ / shares	$ 196.57
Granted (in usd per share) | $ / shares	161.09
Vested (in usd per share) | $ / shares	208.86
Forfeited (in usd per share) | $ / shares	193.88
Ending balance (in usd per share) | $ / shares	178.82
RSU par value (Israeli new Sheqel per share) | (per share)	$ 0.30	₪ 1.0